Note 16 - Financial Instruments - Fair Value of Company's Investments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Vessel profit participation liability		$ 1,067,500
Vessels held for sale, impairment loss			$ 4,595,819
Fair Value, Nonrecurring [Member]
Vessel profit participation liability		1,067,500	1,297,100
Fair Value, Nonrecurring [Member] | Vessels [Member]
Vessels held for sale, fair value			5,000,000
Vessels held for sale, impairment loss			4,595,819
Fair Value, Nonrecurring [Member] | Fair Value, Inputs, Level 1 [Member]
Vessel profit participation liability
Fair Value, Nonrecurring [Member] | Fair Value, Inputs, Level 1 [Member] | Vessels [Member]
Vessels held for sale, fair value
Fair Value, Nonrecurring [Member] | Fair Value, Inputs, Level 2 [Member]
Vessel profit participation liability		1,067,500	1,297,100
Fair Value, Nonrecurring [Member] | Fair Value, Inputs, Level 2 [Member] | Vessels [Member]
Vessels held for sale, fair value			5,000,000
Fair Value, Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member]
Vessel profit participation liability
Fair Value, Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member] | Vessels [Member]
Vessels held for sale, fair value